Parent Company Only Condensed Financial Information (Details) - Schedule of condensed balance sheets - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Prepaid expenses and other current assets		$ 108
Amount due from related parties	41,646	3,435
Total current assets	41,646	3,543
Non-current assets
Investments in subsidiaries and Consolidated VIEs	(33,781)	(33,684)
Total non-current assets	(33,781)	(33,684)
Total assets	7,865	(30,141)
Current liabilities
Accrued expenses and other payables	14,733	11,377
Total current liabilities	14,733	11,377
Total liabilities	14,733	11,377
Shareholders’ equity (deficit)
Additional paid-in capital	262,271	171,560
Accumulated deficit	(271,040)	(215,175)
Statutory reserve	1,901	2,097
Total shareholders’ equity (deficit)	(6,868)	(41,518)
Total liabilities and shareholders’ equity (deficit)	$ 7,865	$ (30,141)